Cover	Jan. 14, 2022
Cover [Abstract]
Entity Registrant Name	Blue Dolphin Energy Company
Entity Central Index Key	0000793306
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 14, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-15905
Entity Tax Identification Number	73-1268729
Entity Address Address Line 1	801 Travis Street
Entity Address Address Line 2	Suite 2100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
Local Phone Number	568-4725
City Area Code	713